Financial Risks - Summary of Changes in the Gross Carrying Amount / Market Value of the Financial Assets - Mortgage Loans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	€ 76,020
Ending balance	69,293	€ 76,020
Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,598
Ending balance	9,672	10,598
Mortgages [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	60
Ending balance	94	60
Mortgages [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,536
Ending balance	9,576	10,536
Mortgages [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2
Ending balance	2	2
Mortgages [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,716	10,182
Financial assets derecognized during the period other than write-offs	(707)	(702)
New financial assets originated or purchased	957	559
Realized gains and losses through income statement	7	4
Net exchange differences	(1,268)	674
Other movements		(1)
Ending balance	9,705	10,716
Mortgages [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	135	35
Financial assets derecognized during the period other than write-offs	(45)	(69)
New financial assets originated or purchased	23	76
Realized gains and losses through income statement	1	1
Net exchange differences	(16)	7
Other movements		(1)
Ending balance	115	135
Mortgages [member] | Gross carrying amount [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,574	10,147
Financial assets derecognized during the period other than write-offs	(654)	(633)
New financial assets originated or purchased	934	483
Realized gains and losses through income statement	5	3
Net exchange differences	(1,251)	667
Other movements		(1)
Ending balance	9,588	10,574
Mortgages [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	7
Financial assets derecognized during the period other than write-offs	(8)
Realized gains and losses through income statement	2
Net exchange differences	(1)
Ending balance	3	7
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 2 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	22	162
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 2 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(22)	(162)
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 3 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(7)
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		7
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 3 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(3)
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	3
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 1 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2)	(75)
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 1 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2	75
Mortgages [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(118)
Ending balance	(33)	(118)
Mortgages [member] | Expected credit loss [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(75)
Ending balance	(21)	(75)
Mortgages [member] | Expected credit loss [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(38)
Ending balance	(11)	(38)
Mortgages [member] | Expected credit loss [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(5)
Ending balance	€ (1)	€ (5)